Business and Presentation (Details Textual) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended				10 Months Ended	12 Months Ended											142 Months Ended		3 Months Ended
	Feb. 29, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2000 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2009 Aldagen Inc [Member]	Dec. 31, 2008 Aldagen Inc [Member]	Dec. 31, 2007 Aldagen Inc [Member]	Dec. 31, 2006 Aldagen Inc [Member]	Dec. 31, 2005 Aldagen Inc [Member]	Dec. 31, 2004 Aldagen Inc [Member]	Dec. 31, 2003 Aldagen Inc [Member]	Dec. 31, 2002 Aldagen Inc [Member]	Dec. 31, 2001 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Mar. 02, 2000 Aldagen Inc [Member]	Mar. 31, 2013 United States [Member]	Mar. 31, 2012 United States [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				39,497,770	27,441,220	24,540,392																27,345,975	22,739,002
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Foreign Countries Percentage		82.00%		85.00%
Proceeds from issuance of common stock, net	$ 5,000,000	$ 4,851,738	$ 6,026,000	$ 9,493,906	$ 3,774,330	$ 1,900,605			$ 0	$ 1,000										$ 52,227
Revenues		2,253,129	1,686,392	7,241,392	5,902,120	3,787,935			623,352	660,657										2,432,092
Total stockholders' equity		39,797,952		38,003,911	3,281,583	(79,252)	976,051	(282,118)	(74,302,306)	(63,709,391)	(50,356,201)	(38,546,251)	(25,089,208)	(16,403,561)	(23,943,914)	(17,311,595)	(11,553,643)	(6,282,950)	(2,537,855)	(74,302,306)	0
Net loss attributable to common stockholders		(5,338,569)	(4,723,645)	(19,798,058)	(3,510,515)	(6,816,751)		(275,472)	(6,795,564)	(9,716,014)	(8,986,202)	(10,179,446)	(6,701,446)	(5,776,177)	(7,134,005)	(4,654,695)	(4,505,763)	(3,572,625)	(1,988,196)	(70,285,605)
Working Capital Deficiency									$ 12,395,421											$ 12,395,421